Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues (note 11)	$ 1,110,284	$ 1,152,390	$ 1,229,413
Voyage expenses	(99,444)	(80,750)	(98,006)
Vessel operating expenses (note 11)	(353,564)	(364,441)	(378,480)
Time-charter hire expenses	(80,315)	(75,485)	(51,750)
Depreciation and amortization (note 1)	(309,975)	(300,011)	(274,599)
General and administrative (notes 11 and 17)	(62,249)	(56,122)	(72,613)
(Write down) and gain (loss) on sale of vessels (note 18)	(318,078)	(40,079)	(69,998)
Restructuring charge (note 10)	2,664	4,649	568
(Loss) income from vessel operations	(116,005)	230,853	283,399
Interest expense (notes 8, 11 and 12)	(154,890)	(140,611)	(122,838)
Interest income	2,707	1,257	633
Realized and unrealized loss on derivative instruments (note 12)	(42,853)	(20,313)	(73,704)
Equity income	14,442	17,933	7,672
Foreign currency exchange loss (note 12)	(14,006)	(14,805)	(17,467)
Other income (expense) - net (notes 4 and 14b)	11,065	(21,031)	1,091
(Loss) income before income tax recovery (expense)	(299,540)	53,283	78,786
Income tax recovery (expense) (note 13)	98	(8,808)	21,357
Net (loss) income	(299,442)	44,475	100,143
Non-controlling interests in net (loss) income	3,764	11,858	13,911
Preferred unitholders' interest in net (loss) income (note 16)	42,065	45,836	28,609
General Partner’s interest in net (loss) income	(5,770)	(267)	16,317
Limited partners' interest in net (loss) income	(339,501)	(12,952)	31,205
Limited partners' interest in net (loss) income for basic net (loss) income per common unit (note 16)	$ (320,749)	$ (31,326)	$ 31,205
Limited partners' interest in net (loss) income per common unit:
- basic (USD per unit)	$ (1.45)	$ (0.25)	$ 0.32
- diluted (USD per unit)	$ (1.46)	$ (0.25)	$ 0.32
Weighted-average number of common units outstanding:
- basic (in units)	220,755,937	124,747,207	98,507,732
- diluted (in units)	229,940,120	124,747,207	98,602,412
Cash distributions declared per unit (USD per unit)	$ 0.14	$ 0.44	$ 2.1752
Dropdown Predecessor
Net (loss) income	$ 0	$ 0	$ 10,101